Operations (Tables)	12 Months Ended
Dec. 31, 2023
Operations
Schedule of the Company's major subsidiaries and major VIEs

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

WB Online Investment Limited (“WB Online”)	June 5, 2014	Cayman Islands	100%

Hangzhou Weishichangmeng Advertising Co., Ltd. (“Weishichangmeng”)	September 25, 2018	PRC	100%
Major VIEs
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	99%

Beijing Weimeng Chuangke Investment Management Co., Ltd. (“Weimeng Chuangke”)	April 9, 2014	PRC	100%

Schedule of total costs and expenses allocated from SINA

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Cost of revenues	$14,749	$17,255	$12,313
Sales and marketing	3,319	1,953	—
Product development	10,083	12,192	6,850
General and administrative	10,119	15,778	17,320
	$38,270	$47,178	$36,483

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries taken as a whole, which are included in the Group’s consolidated balance sheets and consolidated statements of comprehensive income:

	As of December 31,
	2022	2023

	(In US$ thousands)
Cash and cash equivalents	$657,578	$625,486
Short-term investments	53,822	35,870
Accounts receivable	467,083	426,420
Prepaid expenses and other current assets	179,516	165,557
Amount due from SINA	17,908	12,919
Property and equipment, net	1,641	1,721
Operating lease assets	25,776	23,082
Intangible assets, net	124,856	133,920
Goodwill	120,151	166,436
Long-term investments	327,423	266,718
Other non-current assets	295,500	202,695
Total assets	$2,271,254	$2,060,824

Accounts payable	$97,269	$118,773
Accrued and other liabilities	405,979	380,810
Income taxes payable	25,055	31,987
Deferred revenues	45,433	42,254
Amount due to the subsidiaries of the Group	1,676,499	1,393,967
Operating lease liability	26,756	25,791
Deferred tax liability	28,665	29,732
Other non-current liabilities	—	3,422
Total liabilities	2,305,656	2,026,736

Redeemable non-controlling interests	45,795	68,728

Total shareholders’ equity	(80,197)	(34,640)

Total liabilities, redeemable non-controlling interests and shareholders’ equity	$2,271,254	$2,060,824

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Total revenues	$1,821,294	$1,540,585	$1,531,675
Net income (loss)	$(36,406)	$(18,356)	$25,343

	Year Ended December 31,
	2021	2022	2023

	(In US$ thousands)
Net cash provided by (used in) operating activities	$335,940	$(136,442)	$159,891
Net cash provided by (used in) investing activities	$(583,397)	$410,164	$88,119
Net cash provided by (used in) financing activities	$156,997	$226,938	$(260,289)